Prepayment and Other Current Assets, Net - Schedule of Allowance for Expected Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for Credit Loss [Abstract]
Opening balance	$ 2,257
Provision for expected credit losses		2,263
Foreign exchange adjustment	(61)	(6)
Ending balance	$ 2,196	$ 2,257